Segment Information - Schedule of Financial Performance through Reportable Segments (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 30, 2025		Mar. 31, 2024		Dec. 29, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Operating revenues		$ 82,740	[1]	$ 10,040	[1]	$ 108,742		$ 87,616
Less:
Cost of revenues								30,609
Sales commissions		7,684	[1]	3,116	[1]	24,590		31,127
General and administrative		24,590		5,093		76,594		32,099
Operating income (loss)		1,042		(7,544)		(68,509)		(52,358)
Reconciliation of segment loss from continuing operations before income taxes:
Interest income		3		6		19		36
Other income (expense), net		14,576	[2]	1,519	[2]	7,932	[3]	(29,862)	[3]
Gain on troubled debt restructuring	[4]					22,337
Loss from continuing operations before taxes		$ 8,127		$ (9,587)		(54,444)		(96,217)
Residential Solar Installation [Member]
Segment Reporting Information [Line Items]
Operating revenues						67,460		87,616
Less:
Cost of revenues						45,266		69,828
Sales commissions						23,388		31,127
Sales and marketing						6,827		6,920
General and administrative						9,805	[5]	32,099	[6]
Operating income (loss)						(17,826)		(52,358)
Reconciliation of segment loss from continuing operations before income taxes:
General corporate expense
Interest expense
Interest income
Other income (expense), net
Gain on troubled debt restructuring
Loss from continuing operations before taxes
New Homes Business [Member]
Segment Reporting Information [Line Items]
Operating revenues						41,282
Less:
Cost of revenues						23,974
Sales commissions						1,202
Sales and marketing
General and administrative						3,232	[5]		[6]
Operating income (loss)						12,874
Reconciliation of segment loss from continuing operations before income taxes:
General corporate expense
Interest expense
Interest income
Other income (expense), net
Gain on troubled debt restructuring
Loss from continuing operations before taxes
Reportable Segments [Member]
Segment Reporting Information [Line Items]
Operating revenues						108,742		87,616
Less:
Cost of revenues						69,240		69,828
Sales commissions						24,590		31,127
Sales and marketing						6,827		6,920
General and administrative						13,037	[5]	32,099	[6]
Operating income (loss)						(4,952)		(52,358)
Reconciliation of segment loss from continuing operations before income taxes:
General corporate expense						(63,557)
Interest expense						(16,223)		(14,033)
Interest income						19		36
Other income (expense), net						7,932		(29,862)
Gain on troubled debt restructuring						22,337
Loss from continuing operations before taxes						$ (54,444)		$ (96,217)

[1]	Includes revenue, cost of revenues and commission expense attributable to related parties of $0.6 million, $0.2 million and $0.4 million in the thirteen weeks ended March 30, 2025. There were no related party amounts included the thirteen weeks ended March 31, 2024. Refer to Note 18 - Related Parties for details.
[2]	Includes a gain of $3.7 million on the change in the fair value of derivative liabilities with related parties in the thirteen weeks ended March 30, 2025. Refer to Note 10 - Borrowings and Derivative Liabilities for details. Includes income of $0.1 million and expense of $4.7 million due to related parties for the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively. Includes $0.1 million and zero of income due to related parties in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.
[3]	Other income (expense), net in the fiscal year ended December 29, 2024 includes the following related party transactions; (i) $0.7 million of expense in connection with the conversion of SAFE Agreements into shares of common stock and the change in the fair value of SAFE Agreements (defined in the notes to the consolidated financial statements), (ii) $3.0 million of expense in connection with the loss on issuance of a derivative liability and $0.3 million of income due to the change in the value of derivative liabilities, and (iii) income of $0.1 million of expense in connection with the change in the fair value of forward purchase agreements.Other income (expense), net in the fiscal year ended December 31, 2023, includes the following related party transaction; $0.7 million of expense for bonus shares issued in connection with the Mergers; $0.4 million of forward purchase agreements entered into and $9.1 million of change in the fair value of the forward purchase agreements; and $30.7 million of expense for shares issued in connection with the forward purchase agreements.
[4]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[5]	For the year ended December 29, 2024, depreciation and amortization expense was $2.6 million and $0.1 million for the Residential Solar Installation and New Homes Business reportable segments, respectively.
[6]	For the year ended December 31, 2023, depreciation and amortization expense was $0.9 million for the Residential Solar Installation reportable segment.